EQUITY - Narratives (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 classOfShare	Dec. 31, 2021 USD ($) classOfShare $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | classOfShare		5
Proceeds from issuance of preferred units | $		$ 0	$ 738	$ 13
Number Of Classes Of Shares Redeemed | classOfShare	2
Preferred equity
Schedule of Partnership Units [Line Items]
Proceeds from issuance of preferred units | $		288	722
Share issue related cost | $		9	23
Issued capital | $		$ 699	$ 699
Series 1, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued		11,500,000	7,360,000
Par value per share (in dollars per share) | $ / shares		$ 25.00	$ 25.00
Coupon rate (as a percentage)			6.50%
Series 2, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued			10,000,000
Par value per share (in dollars per share) | $ / shares			$ 25.00
Coupon rate (as a percentage)			6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Schedule of Partnership Units [Line Items]
Coupon rate (as a percentage)		5.75%
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		1.00%
Units outstanding (in shares)		139,000	139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		49.00%
Units outstanding (in shares)		298,987,000	435,980,000	439,802,000	424,198,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		529,473,303	451,365,017	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		4,759,997	4,759,997	4,759,997
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		1,818,717	1,899,661
Award vesting period		5 years